FORM D

[redacted]

05046513

)76
)05
.00

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)

Series A-2 Convertible Preferred Stock

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ■ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ■ New Filing ☐ Amendment

RECEIVED MAR 0 7 2005 179 WASH. D.C. SECTION

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)

SupplyScape Corporation

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
201 Broadway, Third Floor, Cambridge, MA 02139	**617-453-5760**
Address of Principal Business Operations (if different from Executive Offices) (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)

Brief Description of Business:

To develop and sell products and services for managing the integration of physical things into a digital information platform.

PROCESSED
MAR 09 2005
THOMSON FINANCIAL

Type of Business Organization

■ corporation ☐ limited partnership, already formed ☐ other (please specify):

☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization Month **11** Year **03** ■ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction)

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 USC 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

When to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State: This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires a payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ■ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Dahod, Shabbir

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o SupplyScape Corporation, 201 Broadway, Third Floor, Cambridge, MA 02139

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ■ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Spellman, Peter

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o SupplyScape Corporation, 201 Broadway, Third Floor, Cambridge, MA 02139

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ■ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Koh, Robin

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o SupplyScape Corporation, 201 Broadway, Third Floor, Cambridge, MA 02139

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Beir, Jeffrey

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o North Bridge Venture Partners, 950 Winter Street, Suite 4600, Waltham, MA 02451

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Van Beaver, Stephen

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Pilot House Ventures Management Group II, LLC, The Pilot House, Lewis Wharf, Boston, MA 02110

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Cooper, Jack M.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o JM Cooper & Associates, 11 Crosswicks Road, Wilton, CT 06897

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Hazard, Charles M., Jr.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o IDG Ventures Atlantic I, L.P., One Exeter Plaza, Boston, MA 02116

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

IDG Ventures Atlantic I, L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)

One Exeter Plaza, Boston, MA 02116

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Pilot House Ventures Group II, LLC

Business or Residence Address (Number and Street, City, State, Zip Code)

The Pilot House, Lewis Wharf, Boston, MA 02110

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

North Bridge Venture Partners V-A, L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)

950 Winter Street, Suite 4600, Waltham, MA 02451

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

North Bridge Venture Partners V-B, L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)

950 Winter Street, Suite 4600, Waltham, MA 02451

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$ 3,000,000.60	$ 3,000,000.60
☐ Common ■ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify ____________)	$	$
Total	$ 3,000,000.60	$ 3,000,000.60

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number of Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	4	$ 3,000,000.60
Non-accredited Investors		$
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C – Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	■	$ 20,000
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately)	☐	$
Other Expenses (identify) ____________	☐	$
Total	■	$ 20,000

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C – Question 1 and total expenses furnished in response to Part C – Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 2,980,000.60

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C – Question 4.b above.

		Payments to Officers, Directors, & Affiliates		Payments To Others
Salaries and fees	☐	$	☐	$
Purchase of real estate	☐	$	☐	$
Purchase, rental or leasing and installation of machinery and equipment	☐	$	☐	$
Construction or leasing of plant buildings and facilities	☐	$	☐	$
Acquisition of other business (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐	$	☐	$
Repayment of indebtedness	☐	$	☐	$
Working capital	☐	$	■	$ 2,980,000.60
Other (specify): reimbursement to current employees for certain documented business-related expenses	☐	$	☐	$
	☐	$	☐	$
Column Totals	■	$ 0	■	$ 2,980,000.60
Total Payments Listed (column totals added)			■	$ 2,980,000.60

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
SupplyScape Corporation	[signature]	March 2, 2005
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Shabbir Dahod	President and Chief Executive Officer	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)